EQ ADVISORS TRUSTSM

1290 VT Equity Income Portfolio

SUPPLEMENT DATED JANUARY 30, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective February 1, 2026, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Pranay Laharia of Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors no longer serves as a member of the team that is responsible for the securities selection, research and trading for the 1290 VT Equity Income Portfolio. All references to Pranay Laharia in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “1290 VT Equity Income Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors (“Barrow Hanley” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Luis P. Rhi	Portfolio Manager of Barrow Hanley	February 2026

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors” is amended to include the following information:

Luis P. Rhi has been a Portfolio Manager/Analyst at Barrow Hanley since November 2017.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Barrow, Hanley, Mewhinney & Strauss, LLC” is amended to include the following information:

Barrow, Hanley, Mewhinney & Strauss, LLC

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

1290 VT Equity Income Portfolio
Luis P. Rhi	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of December 31, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

1290 VT Equity Income Portfolio
Luis P. Rhi	X